Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 6,275	$ 5,578
Interest bearing deposits with banks	185	16
Cash and Cash Equivalents	6,460	5,594
Investment securities available for sale	189,898	131,159
Restricted investments in bank stock	3,534	4,339
Loans receivable	179,386	191,906
Allowance for loan losses	(1,673)	(1,686)
Net Loans	177,713	190,220
Premises and equipment, net	3,085	3,323
Accrued interest receivable	2,545	1,519
Investment in life insurance	16,021	15,471
Other assets	1,790	3,852
Total Assets	401,046	355,477
Deposits (all domestic):
Non-interest bearing	89,690	77,209
Interest bearing	214,126	199,285
Total Deposits	303,816	276,494
Short-term borrowings	29,450	17,700
Long-term borrowings	10,000	10,000
Other liabilities	5,231	5,271
Total Liabilities	348,497	309,465
Shareholders' Equity
Common stock, par value $2 per share; authorized 10,000,000 shares; issued 3,600,000 shares; outstanding 2,860,953 shares in 2011 and 2010	7,200	7,200
Retained earnings	51,175	47,207
Accumulated other comprehensive income	6,718	4,149
Treasury stock, at cost, 739,047 shares in 2011 and 2010	(12,544)	(12,544)
Total Shareholders' Equity	52,549	46,012
Total Liabilities and Shareholders' Equity	$ 401,046	$ 355,477